Staff costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
The aggregate remuneration comprised:
Wages and salaries	$ 12,778	$ 15,108	$ 20,166
Social security costs	1,889	1,941	3,117
Pension costs	1,455	1,666	2,312
Share based compensation	5,604	601	18,252
Total staff costs	$ 21,726	$ 19,316	$ 43,847